Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Estimated Medicare subsidy receipts year - 2013	$ (18)
Estimated Medicare subsidy receipts year - 2014	(20)
Estimated Medicare subsidy receipts year - 2015	(23)
Estimated Medicare subsidy receipts year - 2016	(26)
Estimated Medicare subsidy receipts year - 2017	(30)
Estimated Medicare subsidy receipts year - Years 2018 - 2022	(195)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2013	4,697
Estimated future benefit payments under our pension and postretirement plans - 2014	4,395
Estimated future benefit payments under our pension and postretirement plans - 2015	4,282
Estimated future benefit payments under our pension and postretirement plans - 2016	4,215
Estimated future benefit payments under our pension and postretirement plans - 2017	4,169
Estimated future benefit payments under our pension and postretirement plans - Years 2018 - 2022	20,286
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2013	2,371
Estimated future benefit payments under our pension and postretirement plans - 2014	2,249
Estimated future benefit payments under our pension and postretirement plans - 2015	2,180
Estimated future benefit payments under our pension and postretirement plans - 2016	2,131
Estimated future benefit payments under our pension and postretirement plans - 2017	2,076
Estimated future benefit payments under our pension and postretirement plans - Years 2018 - 2022	$ 9,924